Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	Successor	Predecessor
	As of	As of
	June 30, 2018	December 31, 2017
	(Unaudited)
New recreational vehicles	$81,956	$89,668
Pre-owned recreational vehicles	29,209	31,378
Parts, accessories and other	4,102	5,054
	115,267	126,100
Less: excess of current cost over LIFO	-	(11,930)
	$115,267	$114,170